Leases (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	May 10, 2020	Oct. 24, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 12, 2023
Lessee, Lease, Description [Line Items]
Lease term	3 years	3 years
Lease expiry date	May 31, 2023	Oct. 31, 2024
Lease term, option to extend	three years	three years	three years
Annual rent and management fees		$ 111
Bank guarantees to property owner			$ 77
Reassessment of the right of use asset			392
Operating lease right-of-use assets			392	$ 227	$ 345
Operating lease liabilities			392	214	343
Operating right-of-use assets and operating lease liabilities						$ 392
Increase in the carrying amount of the right-of-use asset due to impairment			$ 392	$ 17	$ 345
Incremental borrowing rate based on credit rating			9.00%	5.00%	5.20%